Annual Total Returns [BarChart] - LVIP SSGA SP 500 Index Fund - Standard Class	May 01, 2021
Bar Chart Table:
2011	1.85%
2012	15.65%
2013	32.00%
2014	13.43%
2015	1.17%
2016	11.76%
2017	21.57%
2018	(4.64%)
2019	31.20%
2020	18.03%